Note 8 - Related Party Transactions (Details)	0 Months Ended	12 Months Ended
	Jan. 01, 2011	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Eurobulk Marine Holdings Inc. [Member]	Dec. 31, 2014 Eurochart [Member] Vessel Sales [Member]	Dec. 31, 2014 Eurochart [Member] Charter Revenues [Member]	Dec. 31, 2014 Eurochart [Member] USD ($)	Dec. 31, 2013 Eurochart [Member] USD ($)	Dec. 31, 2012 Eurochart [Member] USD ($)	Dec. 31, 2014 Euromar LLC Joint Venture (Member) Eirini P Vessel [Member] USD ($)	Dec. 31, 2014 Euromar LLC Joint Venture (Member) USD ($)	Dec. 31, 2013 Euromar LLC Joint Venture (Member) USD ($)	Dec. 31, 2014 Sentinel [Member] USD ($)	Dec. 31, 2013 Sentinel [Member] USD ($)	Dec. 31, 2012 Sentinel [Member] EUR (€)	Dec. 31, 2014 Technomar [Member] USD ($)	Dec. 31, 2013 Technomar [Member] USD ($)	Dec. 31, 2012 Technomar [Member] EUR (€)	Dec. 31, 2013 Eurobulk Marine Holdings Inc. [Member] After Discount [Member] EUR (€)	Dec. 31, 2015 Eurobulk Marine Holdings Inc. [Member] Scenario, Forecast [Member] USD ($)	Dec. 31, 2014 Eurobulk Marine Holdings Inc. [Member] Vessel Management Fees (Member) USD ($)	Dec. 31, 2014 Eurobulk Marine Holdings Inc. [Member] Vessel Management Fees (Member) EUR (€)	Dec. 31, 2013 Eurobulk Marine Holdings Inc. [Member] Vessel Management Fees (Member) USD ($)	Dec. 31, 2013 Eurobulk Marine Holdings Inc. [Member] Vessel Management Fees (Member) EUR (€)	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] Vessel Management Fees (Member) USD ($)	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] Vessel Management Fees (Member) EUR (€)	Dec. 31, 2014 Eurobulk Marine Holdings Inc. [Member] Fixed Management Fees [Member] USD ($)	Dec. 31, 2013 Eurobulk Marine Holdings Inc. [Member] Fixed Management Fees [Member] USD ($)	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] Fixed Management Fees [Member] USD ($)	Dec. 31, 2014 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2013 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2014 Euromar LLC Joint Venture (Member)	Dec. 31, 2014 Euroseas Ltd (Member)
Note 8 - Related Party Transactions (Details) [Line Items]
Servce Management Costs, Daily Fee, Related Party (in Euro)																								€ 685		€ 685		€ 685
Related Party Transaction, Amounts of Transaction																						2,000,000	4,894,559		4,891,024		4,984,098		2,000,000	1,900,000	1,850,000	2,000,000	1,900,000	1,850,000
Related Party Agreement Term	5 years
Related Party Transaction Discount Percentage	5.00%					5.00%
Number of Vessels				20																															11	15
Related Party Transaction Daily Fee Per Vessel Per Day In Operation (in Euro)			720																		685
Related Party Transaction Daily Fee Per Vessel Per Day In Lay Up (in Euro)			360																		342.5
Due to Related Parties		1,145,808		903,478
Related Party Transaction Commission Percentage							1.00%	1.25%
Revenue from Related Parties		240,000		240,000	240,000								59,000	76,183
Related Party Transaction, Expenses from Transactions with Related Party									517,828	474,466	641,104	204,500			131,448	128,742	130,699	215,915	270,923	217,141
Related Party Transaction Amounts Of Transaction Per Crew Member Per Month		$ 50